Employee Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Common stock issued as stock awards	16,876	16,000	15,500
Incentive stock options and SARs exercisable period	10 years
Stock awards had been awarded	396,126
Proceeds from exercise of stock options	$ 544,000	$ 262,000	$ 236,000
Total intrinsic value of stock options exercised	100,000
Stock-based compensation expense	200,000	200,000	300,000
Unrecognized stock-based compensation expense	400,000
Weighted-average period, unrecognized expense expected to be recognized	1 year 7 months 6 days
Stock-based compensation expense related to restricted shares	600,000	600,000	500,000
Total expense associated with the retirement benefit plan	600,000	600,000	600,000
Number of shares of the Company's common stock held by the 401(k)	293,703	294,022
Recorded a pension liability	4,200,000	4,000,000
Underfunded pension liability	5,000,000	4,700,000
Overall investment return goal above stated indicies	0.50%
Moving average basis	5 years
Maximum percent of plan assets in any one security	10.00%
Maximum percent of plan assets in any on industry	25.00%
Maximum percent of plan assets in foreign securities	20.00%
Anticipated 2013 plan contributions	500,000
Executive officers benefit accrued time period	4 years
Executive officers accrued benefit liability	2,000,000	2,000,000
Deferred compensation agreement costs	200,000	200,000	200,000
Deferree compensation agreement liabilities	3,900,000	4,200,000
Cash surrender value of company owned life insurance	7,400,000	7,300,000
Non-Vested Restricted Shares [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Unrecognized stock-based compensation expense	2,200,000
Weighted-average period, unrecognized expense expected to be recognized	4 years 4 months 24 days
Restricted Stock [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock awards had been awarded	152,911
Maximum [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Common stock issued upon the exercise of stock options, SARs and stock awards	1,000,000
Common stock issued as stock awards	350,000
Total intrinsic value of stock options exercised		100,000	100,000
Income tax benefit recognized related to stock-based compensation	$ 100,000	$ 100,000	$ 100,000